Subsequent events (Details) - BRL (R$) R$ in Thousands	Mar. 11, 2025	Feb. 24, 2025	Jan. 16, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding				539,806,829	549,493,174	560,518,755
Borrowings				R$ 1,666,432	R$ 2,199,422
December 22, 2025 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			0.79%
Borrowings			R$ 180,000
May 6, 2025 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	4.343%	4.358%
Borrowings	R$ 27,500	R$ 64,000
June 3, 2025 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate		4.395%
Borrowings		R$ 36,000
August 4, 2025 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate	4.332%
Borrowings	R$ 27,500